Exhibit 99.1

Deloitte & Touche LLP Suite 400 Harborside Plaza 10 Jersey City, NJ 07311 USA Tel: +1 212 937 8200 Fax: +1 212 937 8298 www.deloitte.com

DCHSCU, LLC Sculptor Real Estate Acquisitions LP 9 W 57th Street, 39th Floor New York, New York 10019

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below, which were agreed to by DCHSCU, LLC and Sculptor Real Estate Acquisitions LP (collectively, the “Company”) and Barclays Capital Inc. (“Barclays” and, together with the Company, the “Specified Parties”) related to their evaluation of certain information with respect to a portfolio of tower sites and the related tenant leases in conjunction with the proposed offering of Diamond Infrastructure Funding LLC, Fixed Rate Secured Cellular Site Revenue Notes, Series 2021-1.

The information provided to us, including the information set forth in the Statistical Data File (as defined herein), is the responsibility of the Company. The sufficiency of these procedures is solely the responsibility of the Specified Parties of this report. Consequently, we make no representations regarding the sufficiency of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

Agreed-Upon Procedures

On May 5, 2021 and May 13, 2021, representatives of Barclays, on behalf of the Company, provided us with (i) a computer-generated data file and related record layout (the “Statistical Data File”) containing data with respect to 2,358 wireless communication sites (the “Sites”) and the related 2,900 tenant leases (the “Tenant Leases”) associated with the Sites and (ii) a listing (the “Sample Listing”) of (a) the twenty-five Sites with the highest aggregated annual revenue as set forth on the Statistical Data File (the “Top 25 Selected Sites”), (b) an additional 100 Sites (the “100 Random Selected Sites” and, together with the Top 25 Selected Sites, the “Sample Sites”) from the remaining Sites set forth on the Statistical Data File and (c) 165 Tenant Leases related to the Sample Sites (the “Sample Tenant Leases”). We make no representations as to the selection criteria used in determining the Sample Sites or the Sample Tenant Leases.

File Review Procedures of the Sample Sites:

For each of the Sample Sites, we performed comparisons of the site characteristics (the “Site Characteristics”) set forth on the Statistical Data File and indicated below.

Site Characteristics

1. Site state 2. Product type 3. Ground entitlement expiration* 4. Ground entitlement tenor *@	5. Site BTA 6. Site BTA Rank 7. Asset entity

* For Sample Sites with a ground interest of “easement,” “lease purchase “or “fee simple” as set forth on the Title Insurance Policy (as defined below).

@ As of February 28, 2021 (the “Cut-off Date”).

We compared Site Characteristic 1. to the corresponding information set forth on or derived from the “Title Insurance Policy.”

We compared Site Characteristics 2. and 3. to the corresponding information set forth on or derived from “Ground Entitlement Agreement.” Further, with respect to our comparison of Site Characteristic 3., differences of 30 days or less are deemed to be “in agreement.”

With respect to our comparison of Site Characteristic 4., for Sample Sites with a lease term (as set forth on or derived from the Ground Entitlement Agreement) of (i) “perpetual,” we were instructed by representatives of the Company to compare a value of “99.00” to the corresponding information set forth on the Statistical Data File and (ii) “not perpetual,” we recomputed the ground entitlement tenor as the difference between (a) the Cut-off Date and (b) the ground entitlement expiration (as set forth on or derived from Ground Entitlement Agreement).

At your instruction, we accessed the “FCC Website” (https://www.fcc.gov/wireless/systems-utilities/market-area-cross-reference) on May 14, 2021 and, using the “site county” (as set forth on the Ground Entitlement Agreement), we compared Site Characteristic 5. to the corresponding information set forth on the FCC Website.

We compared Site Characteristic 6. to the corresponding information set forth on the “Basic Trading Areas Ranked by Year-2000 Census Data” provided to us by Barclays, on behalf of the Company.

We compared Site Characteristic 7. to the corresponding information set forth on the “asset entity” spreadsheet provided to us by Barclays, on behalf of the Company (the “Asset Entity Spreadsheet”).

The site documents described above and any other related documents used in support of the Site Characteristics were provided to us by, or on behalf of, the Company and are collectively referred to hereinafter as the “Site Documentation.” We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Site Documentation and we make no representations concerning the accuracy or completeness of any of the information contained therein. In certain instances, our procedures were performed using data imaged facsimiles or photocopies of the Site Documentation. In addition, we make no representations as to whether the Site Documentation are comprehensive or valid instruments or reflect the current prevailing terms with respect to the corresponding Sample Sites.

File Review Procedures of the Sample Tenant Leases:

For each of the Sample Tenant Leases, we performed comparisons of the tenant lease characteristics (the “Tenant Lease Characteristics”) set forth on the Statistical Data File and indicated below.

Tenant Lease Characteristics

1. Obligor parent 2. Annual revenue* 3. Lease commencement date 4. Lease current expiration date* 5. Lease final expiration date	6. Lease escalator* 7. Lease current tenor* 8. Lease tenor* 9. Investment grade

* As of the Cut-off Date.

Using methodologies provided to us by the Company, we compared Tenant Lease Characteristic 1. to the corresponding information set forth on the tenant lease agreement and any amendments (collectively, the “Tenant Lease Agreement”).

We compared Tenant Lease Characteristics 2. through 6. to the corresponding information set forth on or derived from the Tenant Lease Agreement.

With respect to our comparison of Tenant Lease Characteristic 7., we recomputed the lease current tenor as the difference (expressed in months) between (a) the lease current expiration date (as set forth on or derived from the Tenant Lease Agreement) and (b) the Cut-off Date.

With respect to our comparison of Tenant Lease Characteristic 8., we recomputed the lease tenor as the difference (expressed in months) between (a) the lease final expiration date (as set forth on or derived from the Tenant Lease Agreement) and (b) the Cut-off Date.

We compared Tenant Lease Characteristic 9. to the corresponding information set forth on the obligor parent investment grade spreadsheet provided to us by Barclays, on behalf of the Company (the “Rating Spreadsheet”).

At the instruction of the Company, for purposes of our procedures:

•

with respect to Tenant Lease Characteristic 2., for the Sample Tenant Leases indicated in Appendix A, we observed a difference with respect to the annual revenue set forth on the Statistical Data File when compared to the annual revenue set forth on or derived from the Tenant Lease Agreement. For these Sample Tenant Leases, we were instructed to perform an additional procedure and compare the annual revenue set forth on the Statistical Data File to the corresponding information set forth on screen shots of Melody Wireless Infrastructure, Inc.’s general ledger (the “General Ledger Screen Shots”). Further, differences of 2.5% or less of the annual revenue indicated on the Statistical Data File were deemed to be “in agreement;”

•

with respect to Tenant Lease Characteristic 3., for the Sample Tenant Leases indicated in Appendix B, we were unable to ascertain the lease commencement date on the Tenant Lease Agreement or observed a difference with respect to the lease commencement date set forth on the Statistical Data File when compared to the lease commencement date set forth on or derived from the Tenant Lease Agreement. For these Sample Tenant Leases, we were instructed to perform an additional procedure and compare the lease commencement date set forth on the Statistical Data File to the corresponding information set forth on Melody Wireless Infrastructure, Inc.’s confirmation letter provided to us by the Company (“Commencement Date Confirmation Letter”); and

•

with respect to Tenant Lease Characteristics 4. and 5., for the Sample Tenant Lease indicated in Appendix C, we were unable to ascertain the lease current expiration date and lease final expiration date from the Tenant Lease Agreement. For this Sample Tenant Lease, we were instructed to perform an additional procedure and compare the lease current expiration date and lease final expiration date set forth on the Statistical Data File to the corresponding information set forth on the Commencement Date Confirmation Letter. Further, differences of 30 days or less are deemed to be “in agreement.”

The tenant lease documents indicated above and any other related documents provided in support of the Tenant Lease Characteristics were provided to us by, or on behalf of, the Company and are collectively referred to hereinafter as the “Tenant Lease Documentation.” We were not requested to perform, and we did not perform, any procedures with respect to the preparation or verification of any of the information set forth on the Tenant Lease Documentation and we make no representations concerning the accuracy or completeness of any of the information contained therein. Further, we make no representations as to whether the Tenant Lease Documentation are comprehensive and valid instruments and reflect the current prevailing terms with respect to the corresponding Sample Tenant Leases.

Agreed-Upon Procedures’ Findings

The results of the foregoing procedures indicated that the Site Characteristics and Tenant Lease Characteristics set forth on the Statistical Data File were found to be in agreement, except as described in Appendix D and Appendix E for the Site Characteristics and Tenant Lease Characteristics, respectively. Supplemental information is contained on Appendix F and Appendix G.

******

We make no representations as to the (i) actual characteristics or existence of the underlying documents or data comprising the Sites or Tenant Leases underlying the Statistical Data File or the conformity of their characteristics with those assumed for purposes of the procedures described herein, (ii) existence or ownership of the Sites or Tenant Leases or (iii) reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants, the objective of which would be the expression of an opinion or conclusion, respectively, on the accompanying information. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the information and use of the Specified Parties identified above and is not intended to be and should not be used by anyone other than these Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

May 25, 2021

Appendix A to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated May 25, 2021.

In applying our agreed-upon procedures as outlined above, with respect to Tenant Lease Characteristic 2., we performed additional procedures for the following Sample Tenant Leases:

Sample Tenant Lease number
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix B to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated May 25, 2021.

In applying our agreed-upon procedures as outlined above, with respect to Tenant Lease Characteristic 3., we performed additional procedures for the following Sample Tenant Leases:

Sample Tenant Lease number
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]
[REDACTED]

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix C to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated May 25, 2021.

In applying our agreed-upon procedures as outlined above, with respect to Tenant Lease Characteristic 4. and Tenant Lease Characteristic 5., we performed additional procedures for the following Sample Tenant Lease:

Sample Tenant Lease number
[REDACTED]

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix D to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated May 25, 2021. In applying our agreed-upon procedures as outlined above, we observed the following:

Exception Description Number	Exception Description – Site Characteristics
1	Two differences in ground entitlement expiration.

2	One difference in ground entitlement tenor.

3	Nineteen differences in site BTA.

4	Nineteen differences in site BTA rank.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix E to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by

Deloitte & Touche LLP dated May 25, 2021.

In applying our agreed-upon procedures as outlined above, we observed the following:

Exception Description Number	Exception Description – Tenant Lease Characteristics
1	One difference annual revenue.

2	Two differences in lease current expiration date.

3	Three differences in lease final expiration date.

4	Two differences in lease current tenor.

5	Three differences in lease tenor.

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix F to Independent Accountants’ Report on Applying Agreed-Upon Procedures issued by Deloitte & Touche LLP dated May 25, 2021.

Supplemental Information Related to the Findings Set Forth on Appendix D

Exception Description Number	Sample Site number	Site Characteristic	Site Characteristic set forth on the Statistical Data File	Site Characteristic set forth on or derived from the Site Documentation

1	[REDACTED]	Ground entitlement Expiration	12/28/2062	12/28/2061

1	[REDACTED]	Ground entitlement Expiration	12/11/2063	10/23/2063

2	[REDACTED]	Ground entitlement tenor	42 years	41 years

3	[REDACTED]	Site BTA	Lufkin-Nacogdoches, TX	Houston, TX

3	[REDACTED]	Site BTA	Rutland-Bennington, VT	Keene, NH

3	[REDACTED]	Site BTA	Lynchburg, VA	Roanoke, VA

3	[REDACTED]	Site BTA	Lawton-Duncan, OK	Oklahoma City, OK

3	[REDACTED]	Site BTA	Provo-Orem, UT	Salt Lake City-Ogden, UT

3	[REDACTED]	Site BTA	Unknown	Farmington, NM-Durango, CO

3	[REDACTED]	Site BTA	Worcester-Fitchburg-Leominster, MA	Boston, MA

3	[REDACTED]	Site BTA	Worcester-Fitchburg-Leominster, MA	Boston, MA

3	[REDACTED]	Site BTA	Clarksburg-Elkins, WV	Morgantown, WV

3	[REDACTED]	Site BTA	La Salle-Peru-Ottawa-Streator, IL	Bloomington, IL

3	[REDACTED]	Site BTA	El Dorado-Magnolia-Camden, AR	Monroe, LA

3	[REDACTED]	Site BTA	Eau Claire, WI	Minneapolis-St. Paul, MN

3	[REDACTED]	Site BTA	Olean, NY-Bradford, PA	Jamestown, NY-Warren, PA-Dunkirk, NY

3	[REDACTED]	Site BTA	Jonesboro-Paragould, AR	Little Rock, AR

3	[REDACTED]	Site BTA	McAllen, TX	Laredo, TX

3	[REDACTED]	Site BTA	Sedalia, MO	Kansas City, MO

3	[REDACTED]	Site BTA	New Haven-Waterbury-Meriden, CT	New York, NY

3	[REDACTED]	Site BTA	Albany-Schenectady, NY	Glens Falls, NY

3	[REDACTED]	Site BTA	Fredericksburg, VA	Washington, DC

4	[REDACTED]	Site BTA Rank	306	7

4	[REDACTED]	Site BTA Rank	400	368

4	[REDACTED]	Site BTA Rank	307	86

4	[REDACTED]	Site BTA Rank	278	43

4	[REDACTED]	Site BTA Rank	143	35

4	[REDACTED]	Site BTA Rank	494	251

4	[REDACTED]	Site BTA Rank	72	11

4	[REDACTED]	Site BTA Rank	72	11

4	[REDACTED]	Site BTA Rank	265	381

4	[REDACTED]	Site BTA Rank	317	224

4	[REDACTED]	Site BTA Rank	389	160

4	[REDACTED]	Site BTA Rank	259	14

4	[REDACTED]	Site BTA Rank	223	271

4	[REDACTED]	Site BTA Rank	276	60

4	[REDACTED]	Site BTA Rank	95	242

Exception Description Number	Sample Site number	Site Characteristic	Site Characteristic set forth on the Statistical Data File	Site Characteristic set forth on or derived from the Site Documentation

4	[REDACTED]	Site BTA Rank	416	27

4	[REDACTED]	Site BTA Rank	58	1

4	[REDACTED]	Site BTA Rank	57	356

4	[REDACTED]	Site BTA Rank	294	9

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.

Appendix G to Independent Accountants’ Report on Applying Agreed-Upon Procedures

issued by Deloitte & Touche LLP dated May 25, 2021.

Supplemental Information Related to the Findings Set Forth on Appendix E

Exception Description Number	Sample Tenant Lease number	Tenant Lease Characteristic	Tenant Lease Characteristic set forth on the Statistical Data File	Tenant Lease Characteristic set forth on or derived from the Tenant Lease Documentation

1	[REDACTED]	Annual revenue	$21,829.50	$24,255.00

2	[REDACTED]	Lease current expiration date	07/31/2021	01/31/2026

2	[REDACTED]	Lease current expiration date	05/01/2022	07/28/2023

3	[REDACTED]	Lease final expiration date	7/31/2026	1/31/2026

3	[REDACTED]	Lease final expiration date	5/1/2027	7/28/2023

3	[REDACTED]	Lease final expiration date	12/7/2056	12/7/2057

4	[REDACTED]	Lease current tenor	5 months	59 months

4	[REDACTED]	Lease current tenor	6 months	28 months

5	[REDACTED]	Lease tenor	0 years	5 years

5	[REDACTED]	Lease tenor	1 year	2 years

5	[REDACTED]	Lease tenor	36 years	37 years

The information above reflects the procedures performed and is subject to the conditions set forth in the agreed-upon procedures report to which this appendix is attached.